Share Capital (Tables)	6 Months Ended
Sep. 30, 2025
Share Capital [Abstract]
Schedule of Issued and Outstanding Common Shares

As at September 30, 2025, there were 1,872,051 (September 30, 2024 – 76,009) issued and outstanding Common Shares.

		2025		2024
Common shares	Note	Number	Amount ($)	Number	Amount ($)
Opening balance April 1		568,021	61,752,305	22,402	46,125,397
Shares issued on conversion of convertible note		-	-	19,209	4,129,524
Shares issued for ELOC	11	1,283,950	7,349,396	23,830	1,999,777
Warrant exchange		-	-	1,104	192,060
Shares issued to third party advisors		15,242	60,000	586	241,379
Shares issued on conversion of promissory notes		-	-	8,878	530,692
Shares issued on RSU exercise		4,838	16,884	-	-
Share issuance costs		-	(293,975)	-	(278,141)
Balance as at September 30		1,872,051	68,884,610	76,009	52,940,688

Schedule of Warrants were Outstanding and Exercisable

The following warrants were outstanding and exercisable at September 30, 2025:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
August 20, 2024	August 20, 2026	$298.88	837	837
December 24, 2024	December 24, 2029	$15.94	125,471	125,471
December 24, 2024	December 24, 2026	$15.94	125,471	125,471
December 24, 2024	December 24, 2029	$19.93	9,409	9,409

Schedule of Restricted Stock Units	Restricted Stock Units (RSUs)
RSUs	2025	2024
	Number
Opening balance April 1	-	-
RSU’s granted	12,713	-
Exercised	(4,838)	-
Balance as at September 30,	7,875	-